Exhibit 99.4

Client Name:
Client Project Name:	ACHM2023-HE2
Start - End Dates:	7/19/2022 - 9/6/2023
Deal Loan Count:	976

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER3122	Loan documents do not meet guideline requirements	1
Credit	Credit/Mtg History	CRDCRMH118	Mortgage/rental lates exceed guidelines	2
Credit	Credit/Mtg History	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	2
Credit	DTI	CRDDTI105	Debt Ratio Exception 5% or Less	2
Credit	Title	CRDTIL100	Potential title issue	1
Credit	Income/Employment	CRDINC150	Income docs do not meet guidelines	1
Credit	Income/Employment	CRDINC2488	Verbal verification of employment missing	2
Credit	Income/Employment	CRDINC2496	Verbal verification of employment completed outside the stated requirements and/or after closing/funding	3
Credit	Income/Employment	CRDINC890	Employment is Unsupported by Documentation in File	1
Credit	Application	CRDAPP3822	Missing or incomplete documentation related to citizenship/residency	1
Property Valuations	Value	PRVAVALU5249	Property Value Not Supported	34
Total				50

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